Leases Lease Term and Discount Rate (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Weighted average remaining lease term (in years)	79 years 2 months 12 days		79 years 6 months	80 years 4 months 24 days
Weighted average discount rate	5.74%		5.74%	5.74%
Operating cash outflows related to operating leases	$ 105,000	$ 104,000	$ 518,000	$ 458,000
Right-of-use assets obtained in exchange for operating lease liabilities			$ 0	$ 4,489,000